Document and Entity Information	Jun. 04, 2026
Cover [Abstract]
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001674416
Document Type	8-K
Document Period End Date	Jun. 04, 2026
Entity Registrant Name	CRISPR THERAPEUTICS AG
Entity Incorporation, State or Country Code	V8
Entity File Number	001-37923
Entity Address, Address Line One	Baarerstrasse 14
Entity Address, Postal Zip Code	6300
Entity Address, City or Town	Zug
Entity Address, Country	CH
City Area Code	+41 (0)41
Local Phone Number	561 32 79
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, nominal value CHF 0.03
Trading Symbol	CRSP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31